Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 6,795,155	$ 7,557,356
Depreciation expense	(19,812)	(19,812)
Impairment loss recognized in the income statement	646,597	(742,389)	$ (779,825)
Reversals of impairment recognized in the income statement	646,597
Ending balance	7,421,940	6,795,155	7,557,356
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	9,189,377	9,189,377
Ending balance	9,189,377	9,189,377	9,189,377
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(2,394,222)	(1,632,021)
Depreciation expense	(19,812)	(19,812)
Impairment loss recognized in the income statement		(742,389)
Reversals of impairment recognized in the income statement	646,597
Ending balance	$ (1,767,437)	$ (2,394,222)	$ (1,632,021)